Organization and Basis of Presentation(Details) (USD $)	1 Months Ended
Jun. 25, 2012
Organization and Basis of Presentation [Abstract]
Business acquisition, membership interests percentage	100.00%
Common stock acquired in exchange	$ 20,000,000